SHAREHOLDERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions					3 Months Ended				12 Months Ended
	Nov. 23, 2015	Aug. 25, 2015	May 26, 2015	Mar. 03, 2015	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Approved quarterly cash dividends (in dollar per share)					$ 0.10	$ 0.10	$ 0.10	$ 0.10
Dividends paid (in dollar per share)	$ 0.10	$ 0.10	$ 0.10	$ 0.10
Amortization of Net Loss [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes									$ (29.8)	$ (21.9)	$ (25.7)
Amortization of Prior Service Credit [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes									18.4	10.7	4.5
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Amounts recognized as a component of net periodic pension and other postretirement benefit cost:
Total before income taxes									(11.4)	(11.2)	(21.2)
Income tax benefit									0.0	3.8	7.4
Total reclassifications for the period, net of income taxes									$ (11.4)	$ (7.4)	$ (13.8)